Income Taxes (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 4,000,000					$ (1,000,000)	$ (3,000,000)	$ (1,000,000)
Current Income Tax Expense (Benefit)	10,000,000					16,000,000	35,000,000	19,000,000
Deferred Income Tax Expense (Benefit)	(10,000,000)			$ (10,000,000)	$ (14,000,000)	20,000,000	(17,000,000)	(6,000,000)
Income Tax Expense (Benefit)	0	$ 6,000,000	$ 8,000,000	$ 11,000,000	$ 4,000,000	36,000,000	18,000,000	13,000,000
Operating Loss Carryforwards	423,000,000					376,000,000	704,000,000	585,000,000	$ 423,000,000
Deferred Tax Assets, Operating Loss Carryforwards	368,000,000								368,000,000
Valuation Allowance, Amount	38,000,000					695,000,000	76,000,000	33,000,000	38,000,000
Unrecognized Tax Benefits	4,000,000								$ 4,000,000
(Loss) income before income taxes and losses from unconsolidated entities	(60,000,000)						(146,000,000)	(72,000,000)
Effective tax rate (percent)		(600.00%)	(89.00%)	(157.00%)	(10.00%)				35.00%
discrete tax adjustments		$ 2,000,000	$ 2,000,000	$ 8,000,000	$ 11,000,000
CHINA
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic							30,000,000	12,000,000
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount							$ (3,000,000)	$ (1,000,000)
Effective tax rate (percent)							25.00%	25.00%
Domestic Tax Authority [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	0					2,000,000	$ 0	$ 0
Deferred Income Tax Expense (Benefit)	0					0	(10,000,000)
Income Tax Expense (Benefit)	0					2,000,000	(10,000,000)
Valuation Allowance, Amount	243,000,000							297,000,000	$ 243,000,000
UNITED STATES
Income Tax Contingency [Line Items]
Operating Loss Carryforwards							368,000,000
GERMANY
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(61,000,000)					(56,000,000)	(86,000,000)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 2,000,000					$ 1,000,000	3,000,000
Operating Loss Carryforwards							$ 245,000,000
Effective tax rate (percent)	31.20%					31.20%	32.00%
SWITZERLAND
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ (6,000,000)					$ 3,000,000
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 1,000,000					$ (1,000,000)
Effective tax rate (percent)	14.40%					14.40%
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	$ 0					$ 0	$ 0
Deferred Income Tax Expense (Benefit)	0					0	0
Income Tax Expense (Benefit)	0					0	0
Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Current Income Tax Expense (Benefit)	10,000,000					14,000,000	35,000,000	19,000,000
Deferred Income Tax Expense (Benefit)	(10,000,000)					20,000,000	(7,000,000)	(6,000,000)
Income Tax Expense (Benefit)	0					34,000,000	28,000,000	13,000,000
Valuation Allowance, Amount	176,000,000							187,000,000	$ 176,000,000
JAPAN
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(14,000,000)					(25,000,000)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 0					$ (1,000,000)
Operating Loss Carryforwards							45,000,000
Effective tax rate (percent)	37.80%					37.80%
THAILAND
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic							12,000,000
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount							(2,000,000)
Operating Loss Carryforwards							$ 28,000,000
Effective tax rate (percent)							20.00%
Other international [Member]
Income Tax Contingency [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 6,000,000					$ 32,000,000	$ 16,000,000	8,000,000
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 1,000,000					$ 0	$ (2,000,000)	$ 0